Condensed Interim Balance Sheets (Unaudited) (Parenthetical) - CAD / shares	Sep. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Statement of Financial Position [Abstract]
Common Stock Par Value	CAD 0.00	CAD 0.00	CAD 0.00
Common Stock Authorized
Common Stock Issued	9,318,910	9,256,410	8,606,250
Common Stock Outstanding	9,318,910	9,256,410	8,606,250